                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                   FORM N-CSR

              CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
                              INVESTMENT COMPANIES

Investment Company Act file number  811-09096
                                   ------------------

Ameriprime Funds
------------------------------------
(Exact name of registrant as specified in charter)

431 N. Pennsylvania St.
Indianapolis, IN                                     46204
------------------------------------                 -----
(Address of principal executive offices)             (Zip code)

Timothy Ashburn
 Unified Fund Services
 431 N. Pennsylvania Street
 Indianapolis, IN 46204
(Name and address of agent for service)

Registrant's telephone number, including area code: 317-917-7000

Date of fiscal year end:            8/31
                        --------------------

Date of reporting period:  2/29/04
                         -------------------

     Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection and policymaking roles.

     A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.

Item 1.  Reports to Stockholders.

================================================================================
                            IMS Strategic Income Fund
================================================================================



                               Semi-Annual Report

                                February 29, 2004

                                   (Unaudited)







                                  Fund Advisor:

                          IMS Capital Management, Inc.
                               8995 S.E. Otty Road
                             Portland, Oregon 97266



                            Toll Free (800) 934-5550

IMS Strategic Income Fund
Schedule of Investments
February 29, 2004 (Unaudited)


Common Stocks - 37.05%                                             Shares           Value
                                                                 ------------    ------------

Cigarettes - 2.01%
RJ Reynolds Tobacco Holdings, Inc.                                    14,700     $   907,431
                                                                                 ------------

Credit & Other Finance - 2.88%
Allied Capital Corp.                                                  42,200       1,296,806
                                                                                 ------------

Crude Petroleum & Natural Gas - 6.22%
Enterprise Products Partners LP                                       33,900         770,208
Kerr-McGee Corp.                                                      18,100         945,725
Petrofund Energy Trust                                                83,000       1,083,150
                                                                                 ------------
                                                                                   2,799,083
                                                                                 ------------

Electric Services - 1.97%
UIL Holdings Corp.                                                    18,400         885,224
                                                                                 ------------

Investment Advice - 2.58%
Alliance Capital Management Holding LP                                31,400       1,161,800
                                                                                 ------------

National Commercial Banks - 4.63%
Bank of America Corp.                                                 10,700         876,544
KeyCorp                                                               13,400         434,428
Union Planters Corp.                                                  25,800         773,484
                                                                                 ------------
                                                                                   2,084,456
                                                                                 ------------

Pharmaceutical Preparations - 1.73%
Merck & Co., Inc.                                                     16,200         778,896
                                                                                 ------------

Plastics Products - 3.20%
Tupperware Corp.                                                      75,500       1,442,050
                                                                                 ------------

Real Estate Investment Trusts - 9.88%
Friedman, Billings, Ramsey Group, Inc.                                33,935         903,350
Gables Residential Trust                                              47,000       1,648,760
HRPT Properties Trust                                                171,100       1,895,788
                                                                                 ------------
                                                                                   4,447,898
                                                                                 ------------

Telephone Communications  - 1.95%
Alltel Corp.                                                          17,000         880,600
                                                                                 ------------

TOTAL COMMON STOCKS (Cost $14,773,870)                                            16,684,244
                                                                                 ------------

Preferred Securities - 15.77%
Ameren Corp., 9.750%                                                  43,000       1,209,375
Centurytel, Inc., 6.875%                                              30,000         753,750
Electronic Data Systems Corp., 7.625%                                 55,400         997,200
Hillman Group Capital Trust, 11.600%                                  29,700         787,050
Host Marriott Financial, 6.750%                                       21,000       1,115,625
Metropolitan Mortgage & Securities, Inc., 9.9984% (b)                118,400               -
Motorola, Inc., 7.000%                                                13,900         710,637
Realty Income Corp., 9.500%                                           58,100       1,527,449
Western United Holding, 8.5008% (c)                                   26,804               -
                                                                                 ------------

TOTAL PREFERRED SECURITIES (Cost $10,454,326)                                      7,101,086
                                                                                 ------------

Convertible Preferred Securities - 5.24%
Capstead Mortgage Corp., $1.26                                        89,200       1,215,350
Cummins Capital Trust I, 7.000%                                        6,300         394,537
Ford Capital Trust II, 6.500%                                         14,200         750,825
                                                                                 ------------

TOTAL CONVERTIBLE PREFERRED SECURITIES (Cost $1,900,640)                           2,360,712
                                                                                 ------------

See accompanying notes which are an integral part of the financial statements.

IMS Strategic Income Fund
Schedule of Investments - Continued
February 29, 2004 (Unaudited)

Mutual Funds - 17.04%                                              Shares           Value
                                                                 ------------    ------------

ACM Income Fund, Inc.                                                126,100     $ 1,081,938
Alliance World Dollar Government Fund II, Inc.                        79,400       1,002,028
American Strategic Income III Fund                                    54,000         723,060
Global High Income Dollar Fund                                        81,800       1,480,580
PIMCO Corporate Opportunity Fund                                     107,000       1,797,600
Pioneer High Yield Fund - Class A                                    131,417       1,590,140
                                                                                 ------------

TOTAL MUTUAL FUNDS (Cost $7,330,948)                                               7,675,346
                                                                                 ------------

                                                                   Principal
                                                                    Amount
                                                                 ------------
Corporate Bonds - 19.40%
Akamai Technologies Subordinated Convertible Notes, Inc.,
           5.500%, 7/1/2007                                      $ 1,995,000       2,007,469
Goodyear Tire & Rubber Notes, 8.500%, 3/1/2007                       580,000         556,800
Land O Lakes, Inc., 8.750%, 11/15/2011                               500,000         436,250
Lucent Technologies, Inc., Medium Term Notes, 7.700%, 5/19/2010    1,060,000         991,100
Lucent Technologies, Inc., Medium Term Notes, 8.000%, 5/18/2015      165,000         154,275
Marvel Enterprises Senior Notes, 12.000%, 6/15/2009                1,400,000       1,526,000
NEXTEL Communication Senior Notes, 9.500%, 2/1/2011                  600,000         676,500
Public Service Energy Senior Notes, 10.000%, 10/1/2009               660,000         768,075
Qwest Capital Funding Notes, 7.750%, 8/15/2006                       340,000         343,400
Rite Aid Corp. Senior Notes, 11.250%, 7/1/2008                       670,000         738,675
Service Corp. International Notes, 7.700%, 4/15/2009                 500,000         537,500
                                                                                 ------------

TOTAL CORPORATE BONDS (Cost $7,856,685)                                            8,736,044
                                                                                 ------------

Certificates of Deposit - 0.00%
Summit Securities CD, 8.50%, 11/29/2007 (b)                          250,000               -
Summit Securities CD, 8.50%, 12/26/2007 (b)                          300,000               -
                                                                                 ------------

TOTAL CERTIFICATES OF DEPOSIT (Cost $550,000)                                              -
                                                                                 ------------

Money Market Securities - 3.67%
Huntington Money Market Fund - Investment Shares, 0.20%  (a)       1,650,739       1,650,739
                                                                                 ------------

TOTAL MONEY MARKET SECURITIES (Cost $1,650,739)                                    1,650,739
                                                                                 ------------

TOTAL INVESTMENTS (Cost $44,517,208) - 98.17%                                  $  44,208,171
                                                                                 ------------

Other assets in excess of liabilities - 1.83%                                        825,228
                                                                                 ------------

TOTAL NET ASSETS - 100.00%                                                     $  45,033,399
                                                                                 ============


(a) Variable rate security; the coupon rate shown represents the rate at February 29, 2004.
(b) Company has filed Chapter 11. All interest and principal payments have been halted.
(c) Subsidiary companies have filed Chapter 11.

See accompanying notes which are an integral part of the financial statements.

Options Written February 29, 2004
                                                                   Shares
                                                                   Subject
Common Stocks / Expiration Date @ Exercise Price                   to Call          Value
-----------------------------------------------------------------------------    ------------

Alliance Capital Management Holding LP / March 2004 @ 30              42,000        $ 35,700


See accompanying notes which are an integral part of the financial statements.

IMS Strategic Income Fund
Statement of Assets and Liabilities
February 29, 2004 (Unaudited)


Assets
Investments in securities, at value (cost $44,517,208)                                                  $ 44,208,171
Interest receivable                                                                                          210,649
Dividends receivable                                                                                           7,553
Other assets                                                                                                  11,187
Receivable for fund shares sold                                                                              732,656
                                                                                                    -----------------
     Total assets                                                                                         45,170,216
                                                                                                    -----------------

Liabilities
Cost of call options written (Premiums received $20,160)                                                      35,700
Accrued advisory fees                                                                                         43,781
Redemptions payable                                                                                           29,124
Accrued trustee fees                                                                                           1,933
Accrued expenses                                                                                              26,279
                                                                                                    -----------------
     Total liabilities                                                                                       136,817
                                                                                                    -----------------

Net Assets                                                                                              $ 45,033,399
                                                                                                    =================

Net Assets consist of:
Paid in capital                                                                                           44,941,009
Accumulated net investment income (loss)                                                                     (97,948)
Accumulated net realized gain (loss) on investments                                                          514,915
Net unrealized appreciation (depreciation):
     On investments                                                                                         (309,037)
     On written options                                                                                      (15,540)
                                                                                                    -----------------

Net Assets                                                                                              $ 45,033,399
                                                                                                    =================

Shares oustanding (unlimited number of shares issued with no par value)                                    4,089,189
                                                                                                    -----------------

Net asset value and offering price per share ($45,033,399 / 4,089,189)                                       $ 11.01
                                                                                                    =================

Redemption price per share (a)                                                                               $ 10.95
                                                                                                    =================


(a) The redemption price per share reflects a redemption fee of 0.50% on shares redeemed within 90 days of purchase.

See accompanying notes which are an integral part of the financial statements.

IMS Strategic Income Fund
Statement of Operations
Six months ended February 29, 2004 (Unaudited)


Investment Income
Dividend income                                                                                        $ 1,143,739
Interest income                                                                                            465,137
                                                                                                    ---------------
  Total Income                                                                                           1,608,876
                                                                                                    ---------------

Expenses
Investment advisor fee (See note 3)                                                                        242,781
Administration expenses                                                                                     14,346
Transfer agent expenses                                                                                     13,157
Fund accounting expenses                                                                                    10,285
Registration expenses                                                                                        8,424
Auditing expenses                                                                                            5,641
Custodian expenses                                                                                           4,925
Legal expenses                                                                                               3,689
Trustee expenses                                                                                             2,691
Printing expenses                                                                                            2,103
Miscellaneous expenses                                                                                       1,712
Insurance expenses                                                                                             348
Pricing expenses                                                                                               223
                                                                                                    ---------------
  Total Expenses                                                                                           310,325
                                                                                                    ---------------
Net Investment Income (Loss)                                                                             1,298,551
                                                                                                    ---------------


Realized & Unrealized Gain (Loss)
Net realized gain (loss) on investment securities                                                          605,850
Capital gain income from investments                                                                        42,989
Change in net unrealized appreciation (depreciation):
   on investment securities                                                                               (768,032)
   on written options                                                                                      (15,540)
                                                                                                    ---------------
Net realized and unrealized gain (loss) on investment securities                                          (119,193)
                                                                                                    ---------------
Net increase (decrease) in net assets resulting from operations                                        $ 1,179,358
                                                                                                    ===============


See accompanying notes which are an integral part of the financial statements.

IMS Strategic Income Fund
Statements of Changes In Net Assets

                                                                                       Six months ended
                                                                                       Feb. 29, 2004      Period ended
Increase (Decrease) in Net Assets                                                       (Unaudited)       Aug. 31, 2003 (a)
                                                                                      -----------------   --------------
Operations
  Net investment income (loss)                                                             $ 1,298,551        $ 649,544
  Net realized gain (loss) on investment securities                                            648,839          (60,457)
  Change in net unrealized appreciation (depreciation)                                        (768,032)         458,995
                                                                                      -----------------   --------------
   Net increase (decrease) in net assets resulting from operations                            1,179,358        1,048,082
                                                                                      -----------------   --------------
Distributions
  From net investment income                                                                (1,413,431)        (632,612)
  From net realized gain                                                                       (73,467)               -
                                                                                      -----------------   --------------
  Total distributions                                                                       (1,486,898)        (632,612)
                                                                                      -----------------   --------------
Capital Share Transactions
  Proceeds from shares sold                                                                 24,302,965       28,991,779
  Reinvestment of distributions                                                              1,279,896          562,786
  Amount paid for shares repurchased                                                        (7,806,830)      (2,389,587)
                                                                                      -----------------   --------------
  Net increase (decrease) in net assets resulting
     from share transactions                                                                17,776,031       27,164,978
                                                                                      -----------------   --------------
Total Increase (Decrease) in Net Assets                                                     17,468,491       27,580,448
                                                                                      -----------------   --------------

Net Assets
  Beginning of period                                                                       27,580,448                -
                                                                                      -----------------   --------------

  End of period                                                                           $ 45,048,939     $ 27,580,448
                                                                                      =================   ==============

  Accumulated net investment income (loss)                                                   $ (97,948)        $ 16,932
                                                                                      -----------------   --------------

Capital Share Transactions
  Shares sold                                                                                2,194,467        2,651,244
  Shares issued in reinvestment of distributions                                               116,244           51,196
  Shares repurchased                                                                          (706,525)        (217,437)
                                                                                      -----------------   --------------

  Net increase (decrease) from capital transactions                                          1,604,186        2,485,003
                                                                                      =================   ==============


(a) For the period of November 5, 2002 (commencement of operations) through August 31, 2003.

See accompanying notes which are an integral part of the financial statements.

IMS Strategic Income Fund
Financial Highlights

                                                                            Six months ended
                                                                              Feb. 29, 2004         Period ended
                                                                               (Unaudited)         Aug. 31, 2003 (a)
                                                                           --------------------    ----------------

Selected Per Share Data
Net asset value, beginning of period                                                   $ 11.10             $ 10.00
                                                                           --------------------    ----------------
Income from investment operations
  Net investment income (loss)                                                            0.37                0.61
  Net realized and unrealized gain (loss)                                                (0.04)               1.00
                                                                           --------------------    ----------------
Total from investment operations                                                          0.33                1.61
                                                                           --------------------    ----------------
Less Distributions to shareholders:
  From net investment income                                                             (0.40)              (0.51)
  From net realized gain                                                                 (0.02)                  -
                                                                           --------------------    ----------------
Total distributions                                                                      (0.42)              (0.51)
                                                                           --------------------    ----------------

Net asset value, end of period                                                         $ 11.01             $ 11.10
                                                                           ====================    ================

Total Return (b)                                                                         3.03%              16.31%

Ratios and Supplemental Data
Net assets, end of period (000)                                                       $ 45,033            $ 27,580
Ratio of expenses to average net assets (c)                                              1.61%               1.96%
Ratio of expenses to average net assets
   before waiver & reimbursement (c)                                                     1.61%               2.14%
Ratio of net investment income to
   average net assets (c)                                                                6.72%               6.77%
Ratio of net investment income to
   average net assets before waiver & reimbursement (c)                                  6.72%               6.58%
Portfolio turnover rate                                                                 50.51%              18.01%


(a) For the period November 5, 2002 (commencement of operations) to August 31, 2003.
(b) Not annualized.
(c) Annualized.

See accompanying notes which are an integral part of the financial statements.

                            IMS Strategic Income Fund
                          Notes to Financial Statements
                                February 29, 2004
                                   (Unaudited)
NOTE 1.  ORGANIZATION

The IMS Strategic Income Fund (the "Fund") was organized as a non-diversified series of AmeriPrime Funds (the "Trust") on September 30, 2002 and commenced operations on November 5, 2002. The Trust is an open-end investment company established under the laws of Ohio by an Agreement and Declaration of Trust dated August 8, 1995 (the "Trust Agreement"). The Trust Agreement permits the Trustees to issue an unlimited number of shares of beneficial interest of separate series without par value. The Fund is one of a series of funds currently authorized by the Trustees. The investment objective of the Fund is to provide current income. The investment advisor of the Fund is IMS Capital Management, Inc. (the "Advisor").

NOTE 2. SIGNIFICANT ACCOUNTING POLICIES

     The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements.

     Securities Valuations - Equity securities generally are valued by using market quotations, but may be valued on the basis of prices furnished by a pricing service when the Advisor believes such prices accurately reflect the fair market value of such securities. Securities that are traded on any stock exchange are generally valued by the pricing service at the last quoted sale price. Lacking a last sale price, an exchange traded security is generally valued by the pricing service at its last bid price. Securities traded in the NASDAQ over-the-counter market are generally valued by the pricing service at the NASDAQ Official Closing Price. When market quotations are not readily available, when the Advisor determines that the market quotation or the price provided by the pricing service does not accurately reflect the current market value or when restricted or illiquid securities are being valued, such securities are valued as determined in good faith by the Advisor, in conformity with guidelines adopted by and subject to review of the Board of Trustees of the Trust.

     Fixed income securities generally are valued by using market quotations, but may be valued on the basis of prices furnished by a pricing service when the Advisor believes such prices accurately reflect the fair market value of such securities. A pricing service utilizes electronic data processing techniques based on yield spreads relating to securities with similar characteristics to determine prices for normal institutional-size trading units of debt securities without regard to sale or bid prices. If the Advisor decides that a price provided by the pricing service does not accurately reflect the fair market value of the securities, when prices are not readily available from a pricing service, or when restricted or illiquid securities are being valued, securities are valued at fair value as determined in good faith by the Advisor, subject to review of the Board of Trustees. Short term investments in fixed income securities with maturities of less than 60 days when acquired, or which subsequently are within 60 days of maturity, are valued by using the amortized cost method of valuation, which the Board has determined will represent fair value.

    Option writing - When the Fund writes an option, an amount equal to the premium received by the Fund is recorded as a liability and is subsequently adjusted to the current fair value of the option written. Premiums received from writing options that expire unexercised are treated by the Fund on the expiration date as realized gains from investments. The difference between the premium and the amount paid on effecting a closing purchase transaction, including brokerage commissions, is also treated as a realized gain, or if the premium is less than the amount paid for the closing purchase transaction, as a realized loss. If a call option is exercised, the premium is added to the proceeds from the sale of the underlying security or currency in determining whether the Fund has realized a gain or loss. If a put option is exercised, the premium reduces the cost basis of the securities purchased by the Fund. The Fund as writer of an option bears the market risk of an unfavorable change in the price of the security underlying the written option.

                            IMS Strategic Income Fund
                          Notes to Financial Statements
                          February 29, 2004 - continued
                                   (Unaudited)

NOTE 2. SIGNIFICANT ACCOUNTING POLICIES - continued

 Federal Income Taxes- There is no provision for federal income tax. The Fund intends to continue to qualify each year as a "regulated investment company" under subchapter M of the Internal Revenue Code of 1986, as amended, by distributing substantially all of its net investment income and net realized capital gains.

Security Transactions and Related Income- The Fund follows industry practice and records security transactions on the trade date. The specific identification method is used for determining gains or losses for financial statements and income tax purposes. Dividend income is recorded on the ex-dividend date and interest income is recorded on an accrual basis. Discounts and premiums on securities purchased are amortized over the life of the respective securities.

Dividends and Distributions- The Fund intends to distribute substantially all of its net investment income as dividends to its shareholders on at least an annual basis. The Fund intends to distribute its net realized long term capital gains and its net realized short term capital gains at least once a year.

NOTE 3. FEES AND OTHER TRANSACTIONS WITH AFFILIATES

     The Fund retains IMS Capital Management, Inc. to manage the Fund's investments. Under the terms of the management agreement (the "Agreement"), the Advisor manages the Fund's investments subject to approval of the Board of Trustees. As compensation for its management services, the Fund is obligated to pay the Advisor a fee computed and accrued daily and paid monthly at an annual rate of 1.26% of the average daily net assets of the Fund. For the six months ended February 29, 2004, the Advisor earned a fee of $242,781 from the Fund. At February 29, 2004, the Fund owed the Advisor $43,781 for its advisory services.

The Advisor has contractually agreed to waive all or a portion of its fees and/or reimburse expenses of the Fund, but only to the extent necessary to maintain total operating expenses (excluding brokerage costs, borrowing costs, taxes and extraordinary expenses) at 1.96% of average daily net assets of the Fund, through October 31, 2006. For the six months ended February 29, 2004, the Advisor did not have to waive fees or reimburse the Fund for expenses. Any waiver or reimbursement of organizational or operating expenses by the Advisor is subject to repayment by the Fund within the three fiscal years following the year ending August 31, 2003, if the Fund is able to make the payment without exceeding the above described expense limitations.

The Fund retains Unified Fund Services, Inc. ("Unified"), a wholly owned subsidiary of Unified Financial Services, Inc., to manage the Fund's business affairs and provide the Fund with administrative services, including all regulatory reporting and necessary office equipment and personnel. For those services Unified receives a monthly fee from the Fund equal to an annual rate of 0.10% of the Fund's average daily net assets under $50 million, 0.07% of the Fund's average daily net assets from $50 million to $100 million, and 0.05% of the Fund's average daily net assets over $100 million (subject to a minimum fee of $2,500 per month). For the six months ended February 29, 2004, Unified earned $14,346 from the Fund.

     The Fund also retains Unified to act as the Fund's transfer agent and fund accountant. For its services as transfer agent, Unified receives a monthly fee from the Fund of $1.25 per shareholder (subject to a minimum monthly fee of $1,250) for these transfer agency services. For the six months ended February 29, 2004, Unified received fees of $8,041 from the Fund for transfer agent services provided to the Fund and $5,116 from the Fund in reimbursement for out-of-pocket expenses incurred in providing transfer agent Fund

                            IMS Strategic Income Fund
                          Notes to Financial Statements
                          February 29, 2004 - continued
                                   (Unaudited)

NOTE 3. FEES AND OTHER TRANSACTIONS WITH AFFILIATES - continued

services to the Fund. For its services as fund accountant, Unified receives an annual fee from the Fund equal to 0.05% of the Fund's assets up to $50 million, 0.04% of the Fund's assets from $50 million to $100 million, 0.03% of the Fund's assets from $100 million to $150 million, and 0.02% of the Fund's net assets over $150 million (subject to a monthly minimum fee of $1,667). For the six months ended February 29, 2004, Unified earned $10,285 from the Fund. Certain Trustees and the officers of the Trust are employees of Unified and/or shareholders of Unified Financial Services, Inc. (the parent company of Unified).

     The Fund retains Unified Financial Securities, Inc., (the "Distributor") a wholly owned subsidiary of Unified Financial Services, Inc., to act as the principal distributor of its shares. There were no payments made to the Distributor for the six months ended February 29, 2004 from the Fund. Certain Trustees have an ownership interest in Unified Financial Services, Inc. (the parent company of the Distributor), and an officer of the Trust is an officer of the Distributor. As a result, those persons may be deemed to be affiliates of the Distributor.

NOTE 4.  INVESTMENTS

For the six months ended February 29, 2004, purchases and sales of investment securities, other than short-term investments and short-term U.S. government obligations were as follows:

Purchases
     U.S. Government Obligations      $           -
     Other                               35,714,106
Sales
     U.S. Government Obligations      $           -
     Other                               18,465,307

As of February 29, 2004, the net unrealized depreciation of investments for tax purposes was as follows:

Gross Appreciation           $ 4,152,749
Gross (Depreciation)          (4,477,326)
                          ---------------
Net Depreciation
on Investments                $ (324,577)
                          ===============

At February 29, 2004, the aggregate cost of securities for federal income tax purposes was $44,517,208.

NOTE 5.  ESTIMATES

   Preparation of financial statements in accordance with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

                            IMS Strategic Income Fund
                          Notes to Financial Statements
                          February 29, 2004 - continued
                                   (Unaudited)

NOTE 6. RELATED PARTY TRANSACTIONS

The beneficial ownership, either directly or indirectly, of more than 25% of the voting securities of a fund creates a presumption of control of the fund, under
Section 2(a)(9) of the Investment Company Act of 1940. As of February 29, 2004, National Financial Securities Corp. held 53.92% of the Fund in an omnibus account for the benefit of others.

NOTE 7. CALL OPTIONS WRITTEN

Transactions in options written during the six months ended February 29, 2004 for the Fund was as follows:


                                                         Number
                                                           of           Premiums
                                                       Contracts        Received
                                                     -------------   -----------

Options outstanding at August 31, 2003                     -         $        -

Options written                                          420             20,160

Options terminated in closing purchase transactions        -                  -

Options expired                                            -                  -

Options exercised                                          -                  -
                                                     -------------   -----------

Options outstanding at February 29, 2004                 420           $ 20,160
                                                     =============   ===========

NOTE 8. DISTRIBUTIONS TO SHAREHOLDERS

The Fund distributions for the period ended August 31, 2003 was as follows:

Distributions paid from:              2003
                                  -------------
     Ordinary income                 $ 632,612
     Short-term Capital Gain                 -
     Long-term Capital Gain                  -
                                  -------------
                                    $ 632,612
                                  =============

For the six months ended February 29, 2004, the Fund paid monthly income distributions totaling $0.3999 per share. On December 18, 2003, the Fund paid a short-term capital gain distribution of $0.0196 per share to shareholders of record on December 17, 2003. The Fund paid ordinary income dividends of $1,413,431 and short-term capital gains of $73,467.

NOTE 9. CHANGE IN ACCOUNTANTS

On March 14, 2004, Cohen McCurdy, Ltd. ("Cohen") was selected to replace McCurdy & Associates CPA's, Inc. ("McCurdy") as the Fund's independent auditor for the 2004 fiscal year. The Trust's selection of Cohen was approved by both the Audit Committee and the Board of Trustees.

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                            IMS Strategic Income Fund
                          Notes to Financial Statements
                          February 29, 2004 - continued
                                   (Unaudited)

NOTE 9. CHANGE IN ACCOUNTANTS  - continued

McCurdy's report on the Fund's financial statements as of August 31, 2003 did not contain an adverse opinion or a disclaimer of opinion and was not qualified or modified as to uncertainty, audit scope or accounting principles. At the financial statements date and through the date of the engagement of Cohen, there were no disagreements between the Fund and McCurdy on any matter of accounting principles or practices, financial statement disclosure, or auditing scope or procedures, that, if not resolved to the satisfaction of McCurdy, would have caused it to make reference to the subject matter of the disagreement in connection with its reports on the financial statements for such years.

                                  PROXY VOTING

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities is available without charge upon request by calling the Fund at (800) 934-5550.

TRUSTEES
Timothy L. Ashburn, Chairman
Gary E. Hippenstiel
Stephen A. Little
Daniel J. Condon
Ronald C. Tritschler

OFFICERS
Timothy L. Ashburn, President and Asst. Secretary
Thomas G. Napurano, Chief Financial Officer and Treasurer
Carol J. Highsmith, Secretary

INVESTMENT ADVISOR
IMS Capital Management, Inc.
8995 S.E. Otty Road
Portland, OR 97266

DISTRIBUTOR
Unified Financial Securities, Inc.
431 N. Pennsylvania Street
Indianapolis, Indiana 46204

INDEPENDENT ACCOUNTANTS
Cohen McCurdy, Ltd.
27955 Clemens Rd.
Westlake, OH 44145

LEGAL COUNSEL
Thompson Hine, LLP
312 Walnut St., Suite 1400
Cincinnati, OH 45202

CUSTODIAN
U.S. Bank, N.A.
425 Walnut St.
Cincinnati, OH 45202

ADMINISTRATOR, TRANSFER AGENT
AND FUND ACCOUNTANT
Unified Fund Services, Inc.
431 N. Pennsylvania Street
Indianapolis, Indiana 46204



This report is intended only for the information of shareholders or those who have received the Fund's prospectus which contains information about the Fund's management fee and expenses. Please read the prospectus carefully before investing.

Distributed by Unified Financial Securities, Inc.
Member NASD/SIPC

Item 2. Code of Ethics.  Not Applicable

Item 3. Audit Committee Financial Expert. Not Applicable

Item 4. Principal Accountant Fees and Services. Not Applicable

Item 5. Audit Committee of Listed Companies.  Not applicable.

Item 6.  Reserved.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Funds. Not applicable.

Item 8.  Purchases of Equity Securities by Closed-End Funds.  Not applicable.

Item 9.  Submission of Matters to a Vote of Security Holders.  Not Required

Item 10.  Controls and Procedures.

(a) Based on an evaluation of the registrant's disclosure controls and procedures as of April 7, 2004, the disclosure controls and procedures are reasonably designed to ensure that the information required in filings on Forms N-CSR is recorded, processed, summarized, and reported on a timely basis.

(b) There were no significant changes in the registrant's internal control over financial reporting that occurred during the registrant's last fiscal half-year that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 11.  Exhibits.

 (a)(1)  Not Applicable

(a)(2) Certifications by the registrant's principal executive officer and principal financial officer, pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 and required by Rule 30a-2under the Investment Company Act of 1940 are filed herewith.

(a)(3)   Not Applicable

(b) Certification pursuant to 18 U.S.C. Section 1350, as adopted pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 is filed herewith.

                                   SIGNATURES


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)      AmeriPrime Funds

By
*     /s/ Timothy Ashburn
 ------------------------------------
         Timothy Ashburn, President

Date     May 10, 2004

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By
*      /s/ Timothy Ashburn
         Timothy Ashburn, President

Date   May 10, 2004

By
*       /s/ Thomas Napurano
 --------------------------------------------------------------
         Thomas Napurano, Chief Financial Officer and Treasurer

Date     May 10, 2004


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